Commitments and Contingencies (FY) (1) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies [Abstract]
2020	$ 197,462	$ 191,713
2021		197,462
Total lease payments	294,503	389,175
Less: imputed interest	(22,090)	(30,128)
Total operating lease liability	$ 272,413	$ 359,047